Lease Assets - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Office space
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Onerous contracts provision	$ 2.5	$ 19.0
Bottom of range | Office space
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	1 year
Bottom of range | Office equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	1 year
Bottom of range | IT and other equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	1 year
Top of range | Office space
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	15 years
Top of range | Office equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	7 years
Top of range | IT and other equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	5 years
Weighted average | Office space
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	6 years 2 months 12 days	6 years 7 months 6 days
Weighted average | Office equipment
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term	2 years 9 months 18 days	3 years 2 months 12 days